Class A Ordinary Shares Subject to Possible Redemption (Tables)	8 Months Ended
Dec. 31, 2020
CIK0001815805 BROADSTONE ACQUISITION CORP.
Summary of reconciliation of ordinary shares subject to possible redemption

Gross Proceeds	$305,303,010
Less:
Proceeds allocated to Public Warrants	(11,955,000)
Class A Ordinary Shares issuance costs	(16,173,600)
Add:
Accretion of carrying value to redemption value	28,128,600
Class A Ordinary Shares subject to possible redemption at December 31, 2020	$305,303,010